February 17, 2010

FILED VIA EDGAR CORRESPONDENCE

Kimberly A. Browning, Esq.

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-4720

RE:	Thrivent Mutual Funds (“Registrant”)
Registration Statement on Form N-1A
Post-Effective Amendment No. 66 under the
Securities Act of 1933 (“1933 Act”)
1933 Act File No. 33-12911

Request for Acceleration of Effective Date

Dear Ms. Browning:

In accordance with Rule 461(a) under the 1933 Act, the Registrant and Thrivent Investment Management Inc., the Registrant’s principal underwriter, respectfully request acceleration of the above-captioned Registration Statement so that it becomes effective on February 26, 2010.

Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, in response to a request of the staff of the Commission, we acknowledge that it does not foreclose the Commission from taking any action with respect to the filing. The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Registrant from its responsibility for the adequacy and accuracy of the disclosure in the filing. We further acknowledge that we may not assert this action as a defense in any proceeding initiated by the Commission under the federal securities laws of the United States except to the extent otherwise legally permissible.

As you may know, when we originally filed our 485(a)(2) filing on December 7, 2009 (for the purpose, among others, of adding the Thrivent Government Bond Fund (the “Fund”) as a new series of the Registrant), we unfortunately failed to include the Fund’s EDGAR series and class identifiers. As such, we are filing a new post-effective amendment on February 17, 2010 (the “February 2010 Registration Statement”) in order to include those identifiers. Acceleration is therefore being requested so that the effective date of the February 2010 Registration Statement will coincide with the effective date that was originally requested when we submitted the initial 485(a)(2) filing on December 7, 2009.

If you have any questions, please feel free to contact John L. Sullivan at (612) 844-5704. Thank you for all your assistance.

By:	Thrivent Mutual Funds
(Registrant)

/s/ John L. Sullivan
John L. Sullivan, Assistant Secretary

By:	Thrivent Investment Management Inc.
(Principal Underwriter)

/s/ Carolyn Tuohy
Carolyn Tuohy, Chief Legal Officer and Secretary